Fees Summary	Feb. 19, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 80,000,000,000.00
Previously Paid Amount	0.00
Total Fee Amount	11,048,000.00
Total Offset Amount	0.00
Net Fee	$ 11,048,000.00